Compensation Plans and Post-Employment Benefits - Net Periodic Benefit Costs (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 18	$ 10	$ 20
Interest cost	5	4	6
Expected return on plan assets	0	0	(1)
Amortization of prior service cost	0	0	0
Amortization of net loss (gain)	3	4	4
Settlement loss recognized	1	5	1
Net periodic benefit cost	$ 26	$ 22	$ 32
Benefit obligations weighted average assumptions
Discount rate (percentage)	5.40%	2.60%
Rate of compensation increase (percentage)	3.00%	3.00%
Net pension income weighted average assumptions
Discount rate (percentage)	3.20%	2.30%	2.90%
Expected return on assets (percentage)	2.30%	2.30%	3.00%
Rate of compensation increase (percentage)	3.00%	3.00%	2.70%
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	5	4	5
Expected return on plan assets	(6)	(6)	(8)
Amortization of prior service cost	0	0	0
Amortization of net loss (gain)	0	0	0
Settlement loss recognized	0	0	0
Net periodic benefit cost	$ (1)	$ (1)	$ (3)
Benefit obligations weighted average assumptions
Discount rate (percentage)	4.30%	1.60%
Rate of compensation increase (percentage)	2.90%	2.70%
Net pension income weighted average assumptions
Discount rate (percentage)	1.60%	1.60%	1.90%
Expected return on assets (percentage)	0.00%	1.90%	3.00%
Rate of compensation increase (percentage)	2.70%	2.30%	2.90%